Financial assets at fair value through OCI (Detail) - Financial assets at fair value through OCI [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through OCI [Line Items]
Securities purchased under resale agreement	€ 1,097
Debt securities [Abstract]:
German government	7,705
U.S. Treasury and U.S. government agencies	13,118
U.S. local (municipal) governments	101
Other foreign governments	18,152
Corporates	5,606
Other asset-backed securities	27
Mortgage-backed securities, including obligations of U.S. federal agencies	103
Other debt securities	181
Total debt securities	44,993
Loans	5,092
Total financial assets mandatory at fair value through other comprehensive income	€ 51,182